LEASES (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2023	Apr. 01, 2023	Feb. 15, 2020	Feb. 29, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 01, 2023
Lessee, Operating Lease, Term of Contract									12 months
Operating Lease, Expense					$ 66,550	$ 99,514	$ 332,974	$ 251,846	$ 372,162	$ 112,753
Lessee, Finance Lease, Description							Standard leases a truck used for its operations under a five-year lease that commenced during May 2022 and which ends during May 2027
Payments for Rent							$ 3,304
Lessee, Finance Lease, Discount Rate					12.08%		12.08%
Finance Lease, Right-of-Use Asset, after Accumulated Amortization					$ 1,006.86		$ 1,006.86
Interest Expense, Operating and Nonoperating					2,861		3,861
Finance Lease, Right-of-Use Asset, Amortization					5,492		7,323
Operating Lease, Right-of-Use Asset					$ 494,376		$ 494,376		1,582,624	$ 194,112
Detroit Michigan [Member]
Lessee, Operating Lease, Term of Contract		60 months
Lease Expiration Date		Mar. 31, 2028
Straight Line Rent									29,113
Operating Lease, Expense									1,485,000
Lessee, Operating Lease, Renewal Term											5 years
Operating Lease, Right-of-Use Asset									$ 1,411,851
Troy Michigan [Member]
Lessee, Operating Lease, Term of Contract									62 months
Lease Expiration Date									Jan. 15, 2025
Straight Line Rent									$ 8,479
Operating Lease, Expense									110,000
Operating Lease, Payments			$ 8,251
Bloomfield Hills [Member]
Lessee, Operating Lease, Term of Contract	39 months
Lease Expiration Date	Jan. 31, 2027
Straight Line Rent									7,542
Operating Lease, Expense									287,000
Operating Lease, Right-of-Use Asset									$ 251,057
Bloomfield Hills [Member] | Subsequent Event [Member]
Operating Lease, Payments				$ 7,417